Subsequent Events (Details Textual) (USD $) In Thousands, except Share data, unless otherwise specified	0 Months Ended						1 Months Ended		12 Months Ended		1 Months Ended		0 Months Ended			1 Months Ended	0 Months Ended		1 Months Ended	0 Months Ended
	Feb. 14, 2014	Feb. 07, 2014	Feb. 06, 2014	Oct. 10, 2013	Aug. 02, 2013	May 13, 2013	Feb. 28, 2014	Aug. 30, 2013	Dec. 31, 2014	Dec. 31, 2013	Nov. 18, 2013	Mar. 27, 2015	Feb. 05, 2015	Jan. 05, 2015	Apr. 16, 2015	Jan. 21, 2015	Mar. 12, 2015	Apr. 10, 2015	Mar. 20, 2015	Feb. 11, 2015	Mar. 05, 2015	Nov. 17, 2014	Mar. 15, 2015	Feb. 15, 2015	Jan. 13, 2015	Apr. 13, 2015	Mar. 18, 2015	Mar. 10, 2015
Subsequent Event [Line Items]
Stock Issued During Period, Shares, Conversion of Convertible Securities	121,176	53,700	67,476	53,618	232,948	109,279	121,176
Equity Method Investment, Ownership Percentage									50.00%
Debt Conversion, Converted Instrument, Shares Issued								232,948
Convertible Notes Payable [Member]
Subsequent Event [Line Items]
Debt Instrument, Interest Rate, Stated Percentage																						8.00%
Common Stock [Member]
Subsequent Event [Line Items]
Stock Issued During Period, Shares, Conversion of Convertible Securities									121,176	395,844
Asher [Member]
Subsequent Event [Line Items]
Debt Conversion, Converted Instrument, Shares Issued				53,618							109,279
Himmil Investments Ltd [Member] | Convertible Notes Payable [Member]
Subsequent Event [Line Items]
Debt Instrument, Face Amount														500
Subsequent Event [Member]
Subsequent Event [Line Items]
Minimum Bid Price																									$ 1
Bareboat Charter Hire Charges Accrued																							165	149
Subsequent Event [Member] | Debt Settlement Agreement [Member] | Four Vendors [Member]
Subsequent Event [Line Items]
Debt Conversion, Converted Instrument, Shares Issued												2,910,740
Debt Conversion, Original Debt, Amount												262
Subsequent Event [Member] | Himmil Investments Ltd [Member] | Convertible Notes Payable [Member]
Subsequent Event [Line Items]
Debt Conversion, Converted Instrument, Shares Issued													16,294,221	12,826,497
Debt Instrument, Face Amount													500
Debt Instrument, Interest Rate, Stated Percentage													8.00%	8.00%
Debt Instrument, Term														1 year
Debt Instrument, Convertible, Terms of Conversion Feature													The conversion price is the lower of (i) $0.62 and (ii) 60% of the lowest daily VWAP on any trading day during the twenty-one consecutive trading days prior to conversion.	The conversion price is the lower of (i) $0.452 and (ii) 60% of the lowest daily VWAP on any trading day during the twenty-one consecutive trading days prior to conversion.
Percentage Of Prepayment In Cash													127.5	127.5
Debt Conversion, Original Debt, Amount													446
Subsequent Event [Member] | Himmil Investments Ltd [Member] | Maximum [Member]
Subsequent Event [Line Items]
Equity Method Investment, Ownership Percentage													4.99%	4.99%
Subsequent Event [Member] | Alderbrook Ship Finance Ltd [Member] | Convertible Notes Payable [Member]
Subsequent Event [Line Items]
Debt Instrument, Face Amount															500
Debt Instrument, Interest Rate, Stated Percentage															8.00%
Debt Instrument, Term															1 year
Debt Instrument, Convertible, Terms of Conversion Feature															The conversion price is the lower of (i) $0.24 and (ii) 60% of the lowest daily VWAP on any trading day during the twenty-one consecutive trading days prior to conversion.
Percentage Of Prepayment In Cash															127.5
Subsequent Event [Member] | Alderbrook Ship Finance Ltd [Member] | Maximum [Member]
Subsequent Event [Line Items]
Equity Method Investment, Ownership Percentage															4.99%
Subsequent Event [Member] | KBM WORLDWIDE, Inc [Member] | Convertible Notes Payable [Member]
Subsequent Event [Line Items]
Debt Instrument, Face Amount																154
Debt Instrument, Interest Rate, Stated Percentage																8.00%
Debt Instrument, Term																9 months
Subsequent Event [Member] | Dawson James Securities Inc [Member] | Warrants Not Settleable in Cash [Member]
Subsequent Event [Line Items]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights													11,427,612				2,278,267		9,525,343							6,910,358	4,574,833	1,408,259
Subsequent Event [Member] | Dawson James Securities Inc [Member] | Series B Warrant [Member]
Subsequent Event [Line Items]
Number Of Warrants Transferred													588,049				300,000
Class of Warrant or Right, Number of Securities Called by Warrants or Rights													525,000				100,000										200,000	63,049
Subsequent Event [Member] | Dawson James Securities Inc [Member] | Series A Warrant [Member]
Subsequent Event [Line Items]
Number Of Warrants Transferred																		165,813	325,000
Class of Warrant or Right, Number of Securities Called by Warrants or Rights																			325,000							165,813
Subsequent Event [Member] | Marine Plus S.A [Member] | Debt Settlement Agreement [Member]
Subsequent Event [Line Items]
Debt Conversion, Converted Instrument, Shares Issued																				5,770,749
Debt Conversion, Original Debt, Amount																				621
Subsequent Event [Member] | Glengrove Small Cap Value, Ltd [Member] | Convertible Notes Payable [Member]
Subsequent Event [Line Items]
Debt Conversion, Converted Instrument, Shares Issued																					7,003,984
Debt Instrument, Face Amount																					750
Debt Instrument, Interest Rate, Stated Percentage																					8.00%
Debt Instrument, Term																					1 year
Debt Instrument, Convertible, Terms of Conversion Feature																					The conversion price is the lower of (i) $0.452 and (ii) 60% of the lowest daily VWAP on any trading day during the twenty-one consecutive trading days prior to conversion.
Percentage Of Prepayment In Cash																					127.5
Debt Conversion, Original Debt, Amount																					$ 162
Subsequent Event [Member] | Glengrove Small Cap Value, Ltd [Member] | Maximum [Member]
Subsequent Event [Line Items]
Equity Method Investment, Ownership Percentage																					4.99%